Eaton Vance

National Municipal Opportunities Trust

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.9%

Security	Principal Amount (000’s omitted)	Value
Education — 2.7%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$610,938
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(1)	210	235,160
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(1)	395	435,096
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	185	222,451
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	185	218,289
District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	109,489
District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	108,169
District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	145,319
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	1,090	1,159,280
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	1,108,440
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	3,000	3,069,660
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	803,168
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	480,635
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	70	77,774
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	110	121,263

		$8,905,131

Electric Utilities — 5.4%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$356,592
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	6,120,415
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,664,271
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	2,826,007
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,520	1,545,946
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	755,233
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,562,375

		$17,830,839

Escrowed/Prerefunded — 5.9%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), Prerefunded to 7/1/20, 6.20%, 7/1/45	$2,000	$2,049,460
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Prerefunded to 11/1/20, 5.00%, 11/1/38	5,225	5,383,997
Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	1,665	1,704,943
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	2,425	2,496,174
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	492,814
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,075,910

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	$2,425	$2,660,855
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	943,435
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,395,839

		$19,203,427

General Obligations — 7.9%
Chicago Board of Education, IL, 5.00%, 12/1/46	$6,600	$7,045,698
Chicago, IL, 5.50%, 1/1/49	5,000	5,900,350
Illinois, 4.25%, 12/1/37	6,000	6,408,780
Illinois, 5.00%, 5/1/36	3,500	3,793,965
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	360,886
Township of Freehold, NJ, 1.00%, 10/15/29	1,070	934,260
Township of Freehold, NJ, 1.00%, 10/15/30	1,035	882,710
Township of Freehold, NJ, 1.00%, 10/15/31	1,075	898,700

		$26,225,349

Hospital — 8.7%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$165	$184,495
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	736,494
Colorado Health Facilities Authority, (CommonSpirit Health), 4.00%, 8/1/44	735	788,412
Doylestown Hospital Authority, PA, (Doylestown Hospital), 4.00%, 7/1/45	310	323,817
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	1,190	1,287,544
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,773,800
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,065,290
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	1,555	1,650,835
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	255	306,283
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,474,549
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	1,135,274
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/38	1,000	1,112,280
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/39	1,000	1,109,170
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/44	1,500	1,643,685
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	740,023
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	1,053,774
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	310	366,525
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,740	2,075,455
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	5	5,740
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	3,975	4,563,061
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	3,500	3,968,545

		$28,365,051

Housing — 1.4%
California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	$1,895	$2,038,432
Michigan Housing Development Authority, 3.00%, 10/1/39	255	258,119
Michigan Housing Development Authority, 3.25%, 10/1/44	270	274,949

Security	Principal Amount (000’s omitted)	Value
Michigan Housing Development Authority, 3.35%, 10/1/49	$390	$396,240
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	445	479,532
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,057,600

		$4,504,872

Industrial Development Revenue — 9.1%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,072,400
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	3,520,993
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(1)	1,950	1,984,222
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	823,897
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(1)	1,415	1,487,858
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(1)	1,555	1,647,865
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	560	560,885
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	675,776
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,068,720
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,489,024
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	2,111,200
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,033,690
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	455	482,805
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	862,155
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	390	428,610
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(1)	345	397,126
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	164,595

		$29,811,821

Insured-General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$156,761
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,230,245

		$3,387,006

Insured-Special Tax Revenue — 5.0%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, 10/1/34	$4,000	$5,715,320
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	6,000	8,525,760
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	960	300,826
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	720	767,916
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	860	915,616

		$16,225,438

Insured-Transportation — 6.5%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$791,267
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46(2)	7,000	7,823,340
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	492,067
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,295	1,379,809
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,610,640
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	8,181,160

		$21,278,283

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	$5,000	$5,725,050

		$5,725,050

Other Revenue — 1.3%
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	$1,170	$1,348,741
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	390	448,972
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	695,429
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,665,250

		$4,158,392

Senior Living/Life Care — 10.3%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,378,890
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,707,194
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/37	850	955,536
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	700	781,543
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	200	228,006
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	905	905,036
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	201,767
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	182,949
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	386,093
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	331,059
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	302,739
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,586,025
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	510	569,512
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/39	1,800	2,088,522
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.125%, 11/15/26	500	542,740
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 6.50%, 11/15/31	1,600	1,743,248
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(1)	470	536,994
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(1)	310	350,564
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,340	1,468,385
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	929,004
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	265	288,415
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	360	395,593
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	780	858,608
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,235	1,353,807
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,295	1,417,520
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	80	92,298

Security	Principal Amount (000’s omitted)	Value
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	$50	$57,564
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	55	63,204
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	175	199,491
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	605	676,390
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	614,884
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,874,854
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	706,154
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	271,302
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	781,423
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	1,034,955
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,143,970
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,432,936
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	334,728

		$33,773,902

Special Tax Revenue — 1.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	$1,500	$1,707,675
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	4,398,000

		$6,105,675

Student Loan — 0.7%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$665	$665,618
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,535,602

		$2,201,220

Transportation — 25.8%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/37	$7,550	$8,507,189
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	750	857,092
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	339,775
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	35	36,674
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,484,759
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,257,409
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,285,627
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,980,641
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(2)	2,125	2,374,029
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44	10	11,172
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	962,255
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,217,817
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(2)	3,750	4,479,112
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,294,675
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	6,491,307
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	357,599
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,393,850
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,398,837
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	10,610,200
New Jersey Turnpike Authority, 4.00%, 1/1/48	2,500	2,814,175
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	858,465

Security	Principal Amount (000’s omitted)	Value
New York Thruway Authority, 4.00%, 1/1/38	$5,000	$5,683,350
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	2,115	2,351,901
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(2)	2,660	2,850,243
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/50	6,000	7,204,800
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	7,238,784
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,696,899
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	225	253,625
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	140	157,353
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	135	151,297
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	180	222,014
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	1,555	1,814,561
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	850	410,677
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	445	503,237
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,714,005

		$84,265,405

Water and Sewer — 2.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,561,636
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,517,639
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,864,166
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,349,139

		$8,292,580

Total Tax-Exempt Municipal Securities — 97.9% (identified cost $286,533,519)		$320,259,441

Taxable Municipal Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.2%
Chicago, IL, 7.375%, 1/1/33	$1,750	$2,097,935
Chicago, IL, 7.781%, 1/1/35	1,400	1,749,958

		$3,847,893

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,327,040

		$4,327,040

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$1,265	$1,273,615

		$1,273,615

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$1,609,365

		$1,609,365

Total Taxable Municipal Securities — 3.4% (identified cost $9,971,933)		$11,057,913

Corporate Bonds & Notes — 2.6%

Security	Principal Amount (000’s omitted)	Value
Health Care — 1.5%
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$4,908,619

		$4,908,619

Hospital — 0.2%
CommonSpirit Health, 3.347%, 10/1/29	$795	$800,333

		$800,333

Other — 0.9%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(1)	$2,430	$2,816,394

		$2,816,394

Total Corporate Bonds & Notes — 2.6% (identified cost $8,225,000)		$8,525,346

Total Investments — 103.9% (identified cost $304,730,452)		$339,842,700

Other Assets, Less Liabilities — (3.9)%		$(12,655,149)

Net Assets — 100.0%		$327,187,551

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2019, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Illinois	14.3%
New York	11.6%
Texas	11.3%
Florida	10.3%
Others, representing less than 10% individually	52.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 12.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $26,540,513 or 8.1% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$320,259,441	$—	$320,259,441
Taxable Municipal Securities	—	11,057,913	—	11,057,913
Corporate Bonds & Notes	—	8,525,346	—	8,525,346
Total Investments	$—	$339,842,700	$—	$339,842,700

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.